Basic and Diluted Earnings (Loss) per Common Share (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net income (loss) attributable to common stockholders per share:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1,500,000		1,500,000
Weighted average number of shares outstanding basic	71,501,667	70,632,612	71,501,667	69,580,992	70,464,280	65,882,993
Weighted average number of shares outstanding diluted	71,501,667	70,632,612	71,501,667	69,969,539	70,665,779	65,882,993